Valuation and Qualifying Accounts and Reserves (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 14.0		$ 15.8		$ 9.6
Charged to costs and expenses	1.0		(0.4)		4.6
Charged to other accounts	0.3		0.8		4.8
Deductions	(5.2)	[1]	(1.5)	[1]	(3.8)	[1]
Translation	(0.2)		(0.7)		0.6
Balance at end of period	9.9		14.0		15.8
Allowance for obsolete and excess inventory [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	68.0		58.9		49.6
Charged to costs and expenses	18.8		15.0		15.2
Charged to other accounts	2.0		3.9		(0.3)
Deductions	(6.0)	[1]	(9.2)	[1]	(7.3)	[1]
Translation	(0.9)		(0.6)		1.7
Balance at end of period	$ 81.9		$ 68.0		$ 58.9

[1]	Write-offs of uncollectible receivables, deductions for collections of previously reserved receivables and write-offs of obsolete inventory.